Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Comp Table Total for PEO(1)	Comp Actually Paid to PEO(2)	Average Summary Comp. Total Table for non-PEO Named Executive Officers	Average Comp. Actually Paid to non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment based on Total Member Return(3)	Net Income
2022	$977,553	$871,388	$356,078	$301,271	$257.88	$67,464,101
2021	682,758	577,043	197,261	191,625	130.37	28,007,915
2020	494,603	485,288	166,633	161,276	93.41	15,581,727

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Thomas J. Kersting, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Kersting served as CEO for each of the years presented.
PEO Total Compensation Amount	$ 977,553	$ 682,758	$ 494,603
PEO Actually Paid Compensation Amount	871,388	577,043	485,288
Non-PEO NEO Average Total Compensation Amount	356,078	197,261	166,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 301,271	191,625	161,276
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation actually paid was lower to compensation reported in the Summary Compensation Table as our named executive officers earn cash over the course of the year as part of the Company’s deferred compensation plan. Our TSR for the year increased over this period, which reflects compensation actually paid and total reported compensation. Our net income increased by $39.5 million from 2021 to 2022 and by $51.9 million from 2020 to 2022.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation actually paid was lower to compensation reported in the Summary Compensation Table as our named executive officers earn cash over the course of the year as part of the Company’s deferred compensation plan. Our TSR for the year increased over this period, which reflects compensation actually paid and total reported compensation. Our net income increased by $39.5 million from 2021 to 2022 and by $51.9 million from 2020 to 2022.
Total Shareholder Return Amount	$ 257.88	130.37	93.41
Net Income (Loss)	$ 67,464,101	$ 28,007,915	$ 15,581,727
PEO Name	Mr. Thomas J. Kersting
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that are reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 fiscal years.Compensation Actually Paid makes required adjustments to the total amount of compensation shown for our Principal Executive Officer (“PEO”), Mr. Thomas Kersting, and NEOs other than our PEO, in the Summary Compensation Table included above. Adjustments include: for 2020 – 2022 – deferred compensation and all other compensation.Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2019, calculated through the end of 2020, 2021 or 2022, as the case may be, based on the Company’s unit matching price as close as possible to the last day of each fiscal year.As described in greater detail in the “Compensation Discussion and Analysis” above, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our members. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is net income at the end of each fiscal year.